Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of the provision for income taxes;
The provision for income taxes consisted of the following for the years ended December 31, 2020 and 2019, respectively:

Year ended December 31,	2020	2019
	(in thousands)
Current provision	$(2)	$(2)
Deferred expense	2	2

Provision for income taxes	$—	$—

Summary of provision for income taxes was different from the amount computed using the federal statutory rate
The provision for income taxes was different from the amount computed using the federal statutory rate of 21% for the years ended December 31, 2020 and 2019, respectively, due to the following:

Year ended December 31,	2020		2019
	(in thousands)
Income tax provision at federal statutory rate (21%)	$	(28,642)	$(76,385)
Interest on convertible securities		6,537	3,505
Interest on convertible securities discount		4,423	3,257
Debt issuance cost related to convertible securities		—	76
Derivative liability related to convertible securities		(19,688)	29,098
Warrant expense		16,823	596
Meals and entertainment		13	210
Health insurance industry fee		2,715	—
Other, net		(766)	—
Valuation allowance		18,585	39,643

Provision for income taxes		$—	$—

Summary of the components of net deferred tax balances
Principal components of net deferred tax balances at December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carryforward (NOL)	$152,423	$133,564
Unpaid claim reserve discounting	335	269
Start-up costs amortization	408	464
Charitable contributions carryforward	154	146
Bonus accrual	52	52
Stock based compensation	2,568	1,554
Convertible securities issuance costs	1	1
Tax credits (AMT)	—	2
Prepaid and accrued expenses	568	683
Property and equipment	1,318	1,779
Capital loss carryforward	—	49
Operating lease liability	2,340	3,109
Premium deficiency reserve	—	3,597
Acquisition costs amortization	60	66
Interest expense carryforward	2,318	1,675
Bad debt reserves	2,363	—

Total deferred income tax assets	164,908	147,010
Less: valuation allowance	(163,204)	(144,619)

Total deferred income tax assets, net of valuation allowance	1,704	2,391

Deferred income tax liabilities:
TCJA Transition Adj. IRC 846	(49)	(58)
Market discount	—	(1)
Operating lease right of use asset	(1,655)	(2,330)

Total deferred income tax liabilities	(1,704)	(2,389)

Net deferred income tax asset	$—	$2